Segment And Geographic Information (Schedule of Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Operating revenue	¥ 11,540,997	¥ 11,095,317	¥ 10,925,174
Domestic
Segment Reporting Information [Line Items]
Operating revenue	9,646,185	9,509,891	9,729,179
Foreign
Segment Reporting Information [Line Items]
Operating revenue	¥ 1,894,812	¥ 1,585,426	¥ 1,195,995